Supplemental Consolidating Financial Information - Condensed Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	$ 91,479	$ 32,577	$ 38,958
Capital expenditures	(49,054)	(53,440)	(75,535)
Contribution to equity method investment	(18,422)	0	(4,845)
Net proceeds from sale of:
Equity method investments	3,396	3,142	3,307
Other long-term assets	9,777	4,993	3,512
Investing activity with subsidiaries	0	0	0
Other, net	3,541	(2,334)	5,590
Investing cash flow	(50,762)	(47,639)	(67,971)
Issuances of long-term debt	429,415		330,067
Repayments of long-term debt and capital lease obligations	(413,190)	(16,768)	(400,333)
Borrowings under the ABL Revolver	36,590	0	0
Repayments of the ABL Revolver	(36,590)	0	0
Borrowings under the Credit Facility Revolver	0	70,000	0
Repayments of the Credit Facility Revolver	(40,000)	(30,000)	0
Payments for debt modification and issuance costs	(13,951)	(2,405)	(5,026)
Payments of debt extinguishment costs	0	0	(6,915)
Financing activity with subsidiaries	0	0	0
Financing cash flow	(37,726)	20,827	(82,207)
Increase (decrease) in cash and equivalents	2,991	5,765	(111,220)
Cash and equivalents, beginning of period	51,026	45,261	156,481
Cash and equivalents, end of period	54,017	51,026	45,261
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	(4,420)	0	0
Capital expenditures	0	0	0
Contribution to equity method investment	0		0
Net proceeds from sale of:
Equity method investments	0	0	0
Other long-term assets	1,819	2,601	0
Investing activity with subsidiaries	0	0	0
Other, net	0	0	0
Investing cash flow	1,819	2,601	0
Issuances of long-term debt	0		0
Repayments of long-term debt and capital lease obligations	0	0	0
Borrowings under the ABL Revolver	0
Repayments of the ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs			0
Financing activity with subsidiaries	0	0	0
Financing cash flow	0	0	0
Increase (decrease) in cash and equivalents	(2,601)	2,601	0
Cash and equivalents, beginning of period	2,601	0	0
Cash and equivalents, end of period	0	2,601	0
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	49,260	(12,756)	1,212
Capital expenditures	(3,673)	(6,888)	(5,765)
Contribution to equity method investment	0		0
Net proceeds from sale of:
Equity method investments	0	0	0
Other long-term assets	0	0	0
Investing activity with subsidiaries	0	0	(3,501)
Other, net	0	0	16
Investing cash flow	(3,673)	(6,888)	(9,250)
Issuances of long-term debt	429,415		330,000
Repayments of long-term debt and capital lease obligations	(412,901)	(16,500)	(400,265)
Borrowings under the ABL Revolver	36,590
Repayments of the ABL Revolver	(36,590)
Borrowings under the Credit Facility Revolver		70,000
Repayments of the Credit Facility Revolver	(40,000)	(30,000)
Payments for debt modification and issuance costs	(13,951)	(2,405)	(5,026)
Payments of debt extinguishment costs			(6,915)
Financing activity with subsidiaries	(5,003)	2,481	0
Financing cash flow	(42,440)	23,576	(82,206)
Increase (decrease) in cash and equivalents	3,147	3,932	(90,244)
Cash and equivalents, beginning of period	12,704	8,772	99,016
Cash and equivalents, end of period	15,851	12,704	8,772
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	3,698	25,134	27,371
Capital expenditures	(19,167)	(19,728)	(30,332)
Contribution to equity method investment	0		0
Net proceeds from sale of:
Equity method investments	0	0	0
Other long-term assets	7,645	1,341	155
Investing activity with subsidiaries	8,027	(6,710)	(154)
Other, net	0	0	(533)
Investing cash flow	(3,495)	(25,097)	(30,864)
Issuances of long-term debt	0		0
Repayments of long-term debt and capital lease obligations	(203)	(37)	(8)
Borrowings under the ABL Revolver	0
Repayments of the ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs			0
Financing activity with subsidiaries	0	0	3,501
Financing cash flow	(203)	(37)	3,493
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents, beginning of period	0	0	0
Cash and equivalents, end of period	0	0	0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	42,941	20,199	10,375
Capital expenditures	(26,214)	(26,824)	(39,438)
Contribution to equity method investment	(18,422)		(4,845)
Net proceeds from sale of:
Equity method investments	3,396	3,142	3,307
Other long-term assets	313	1,051	3,357
Investing activity with subsidiaries	0	0	0
Other, net	3,541	(2,334)	6,107
Investing cash flow	(37,386)	(24,965)	(31,512)
Issuances of long-term debt	0		67
Repayments of long-term debt and capital lease obligations	(86)	(231)	(60)
Borrowings under the ABL Revolver	0
Repayments of the ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs			0
Financing activity with subsidiaries	(3,024)	4,229	154
Financing cash flow	(3,110)	3,998	161
Increase (decrease) in cash and equivalents	2,445	(768)	(20,976)
Cash and equivalents, beginning of period	35,721	36,489	57,465
Cash and equivalents, end of period	38,166	35,721	36,489
Consolidating Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	0	0	0
Capital expenditures	0	0	0
Contribution to equity method investment	0		0
Net proceeds from sale of:
Equity method investments	0	0	0
Other long-term assets	0	0	0
Investing activity with subsidiaries	(8,027)	6,710	3,655
Other, net	0	0	0
Investing cash flow	(8,027)	6,710	3,655
Issuances of long-term debt	0		0
Repayments of long-term debt and capital lease obligations	0	0	0
Borrowings under the ABL Revolver	0
Repayments of the ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs			0
Financing activity with subsidiaries	8,027	(6,710)	(3,655)
Financing cash flow	8,027	(6,710)	(3,655)
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents, beginning of period	0	0	0
Cash and equivalents, end of period	$ 0	$ 0	$ 0